Ordinary Shares - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 ¥ / shares shares	Dec. 31, 2018 ¥ / shares shares	Dec. 31, 2017 shares	Dec. 31, 2019 $ / shares shares
Class of Stock [Line Items]
Issuance of ordinary shares in connection with exercise of options and vesting of share units	3,402,830	10,122,318	9,476,874
Class A Common Stock [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued	336,914,844	333,512,014		336,914,844
Ordinary shares, shares outstanding	336,914,844	333,512,014		336,914,844
Ordinary shares, par value | (per share)	¥ 0.0001	¥ 0.0001		$ 0.0001
Class B Common Stock [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued	80,364,466	80,364,466		80,364,466
Ordinary shares, shares outstanding	80,364,466	80,364,466		80,364,466
Ordinary shares, par value | (per share)	¥ 0.0001	¥ 0.0001		$ 0.0001